INTEREST-BEARING LOANS AND BORROWINGS (Schedule of movement in the Term Loan and the 7-year convertible notes) (Details) - Non-current liability [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	$ (55,177)
Balance at end of the period	(91,263)	$ (55,177)
7-year Convertible Note [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	(14,542)	(13,746)
Accretion interest	(859)	(796)
Balance at end of the period	$ (15,401)	$ (14,542)